SHARE CAPITAL AND SHAREBASED PAYMENTS (Details 3) - Restricted Share Units [Member] - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Statement [Line Items]
Stock Options Outstanding, Beginning	2,190,666	1,439,477
Granted	1,878,320	1,799,000
Exercised	(1,005,334)	(982,879)
Cancelled / Forfeited	(68,943)	(64,932)
Stock Options Outstanding, Ending	2,994,709	2,190,666
Outstanding And Exercisable Weighted Average Exercise Price, Beginning	$ 1.27	$ 1.32
Weighted Average Exercise Price, Granted	1.11	1.19
Weighted Average Exercise Price, Exercised	1.37	1.18
Weighted Average Exercise Price, Cancelled / Forfeited	1.14	1.40
Outstanding And Exercisable Weighted Average Exercise Price, Ending	$ 1.03	$ 1.27